UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Core Equity Fund
Class IA	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$73	0.67%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Core Equity Fund returned 17.11%. The Fund compares its performance to the Russell 3000 Index, which returned 17.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in LAM Research, a supplier of semiconductor equipment
↑	Overweight position in financial services company Goldman Sachs Group
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in energy company PG&E
↓	Overweight position in Apollo Asset Management
↓	Not owning Micron Technology, a semiconductor company
Putnam VT Core Equity Fund	PAGE 1	38973-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	17.11	16.25	15.49
Russell 3000 Index	17.15	13.15	14.29
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 30, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$177,904,600
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$892,250
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Core Equity Fund	PAGE 2	38973-ATSIA-0226

HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Walter Scully, CPA, and Arthur Yeager.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 3	38973-ATSIA-0226

Putnam VT Core Equity Fund
Class IB	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$100	0.92%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Core Equity Fund returned 16.81%. The Fund compares its performance to the Russell 3000 Index, which returned 17.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in LAM Research, a supplier of semiconductor equipment
↑	Overweight position in financial services company Goldman Sachs Group
↑	Overweight position in financial services company Citigroup

Top detractors from performance:
↓	Overweight position in energy company PG&E
↓	Overweight position in Apollo Asset Management
↓	Not owning Micron Technology, a semiconductor company
Putnam VT Core Equity Fund	PAGE 1	38973-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	16.81	15.96	15.20
Russell 3000 Index	17.15	13.15	14.29
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 30, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$177,904,600
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$892,250
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Core Equity Fund	PAGE 2	38973-ATSIB-0226

HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Walter Scully, CPA, and Arthur Yeager.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 3	38973-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam VT
Core Equity Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 27
Tax Information 28
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Putnam Variable Trust
Financial Highlights
Putnam VT Core Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.45 $18.85 $16.39 $25.69 $21.65
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.14 0.17 0.19 0.19
Net realized and unrealized gains (losses) ........... 3.19 4.83 4.08 (3.30) 6.18
Total from investment operations .................... 3.33 4.97 4.25 (3.11) 6.37
Less distributions from:
Net investment income .......................... (0.15) (0.18) (0.14) (0.39) (0.21)
Net realized gains ............................. (1.99) (1.19) (1.65) (5.80) (2.12)
Total distributions ............................... (2.14) (1.37) (1.79) (6.19) (2.33)
Net asset value, end of year ....................... $23.64 $22.45 $18.85 $16.39 $25.69
Total return
c
................................... 17.11% 27.32% 28.36% (15.54)% 31.32%
Ratios to average net assets
Expenses
d
.................................... 0.67% 0.67% 0.69% 0.70%
e
0.66%
Net investment income ........................... 0.64% 0.66% 1.01% 1.02% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $97,094 $90,211 $78,717 $65,081 $85,607
Portfolio turnover rate ............................ 13% 10% 17% 17% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.41 $18.83 $16.36 $25.57 $21.55
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.13 0.14 0.12
Net realized and unrealized gains (losses) ........... 3.20 4.81 4.08 (3.30) 6.18
Total from investment operations .................... 3.28 4.90 4.21 (3.16) 6.30
Less distributions from:
Net investment income .......................... (0.10) (0.13) (0.09) (0.25) (0.16)
Net realized gains ............................. (1.99) (1.19) (1.65) (5.80) (2.12)
Total distributions ............................... (2.09) (1.32) (1.74) (6.05) (2.28)
Net asset value, end of year ....................... $23.60 $22.41 $18.83 $16.36 $25.57
Total return
c
................................... 16.81% 26.96% 28.08% (15.77)% 31.07%
Ratios to average net assets
Expenses
d
.................................... 0.92% 0.92% 0.94% 0.95%
e
0.91%
Net investment income ........................... 0.39% 0.41% 0.76% 0.77% 0.52%
Supplemental data
Net assets, end of year (000’s) ..................... $80,810 $79,979 $73,154 $63,724 $90,617
Portfolio turnover rate ............................ 13% 10% 17% 17% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Core Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 1.5%
a
Boeing Co. (The) ................................... United States 4,997 $ 1,084,949
Northrop Grumman Corp. ............................. United States 1,159 660,873
RTX Corp. ........................................ United States 4,485 822,549
2,568,371
Air Freight & Logistics 0.4%
FedEx Corp. ....................................... United States 2,511 725,327
Automobiles 2.5%
General Motors Co. .................................. United States 9,063 737,003
a,b
Tesla, Inc. ......................................... United States 8,478 3,812,726
4,549,729
Banks 5.7%
Bank of America Corp. ............................... United States 48,592 2,672,560
Citigroup, Inc. ...................................... United States 22,423 2,616,540
Fifth Third Bancorp .................................. United States 10,188 476,900
Five Star Bancorp ................................... United States 8,584 307,135
JPMorgan Chase & Co. ............................... United States 9,580 3,086,868
UMB Financial Corp. ................................. United States 7,641 879,021
10,039,024
Beverages 1.5%
Coca-Cola Co. (The) ................................. United States 26,032 1,819,897
Keurig Dr. Pepper, Inc. ............................... United States 14,958 418,974
c
Molson Coors Beverage Co. , B ......................... United States 13,146 613,655
2,852,526
Biotechnology 1.9%
AbbVie, Inc. ....................................... United States 7,264 1,659,751
Amgen, Inc. ....................................... United States 1,693 554,136
Regeneron Pharmaceuticals, Inc. ....................... United States 1,188 916,982
a
Vertex Pharmaceuticals, Inc. ........................... United States 594 269,296
3,400,165
Broadline Retail 4.1%
a
Amazon.com, Inc. ................................... United States 29,807 6,880,052
eBay, Inc. ......................................... United States 4,544 395,782
7,275,834
Building Products 0.1%
Owens Corning ..................................... United States 1,675 187,449
Capital Markets 6.1%
Ameriprise Financial, Inc. ............................. United States 2,641 1,294,988
Bank of New York Mellon Corp. (The) .................... United States 16,295 1,891,687
BlackRock, Inc. ..................................... United States 1,014 1,085,325
Goldman Sachs Group, Inc. (The) ....................... United States 3,719 3,269,001
Jefferies Financial Group, Inc. .......................... United States 2,998 185,786
KKR & Co., Inc. ..................................... United States 3,419 435,854
Morgan Stanley ..................................... United States 3,586 636,623
Raymond James Financial, Inc. ......................... United States 11,228 1,803,104
TPG, Inc. , A ....................................... United States 6,859 437,879
11,040,247
Chemicals 0.4%
DuPont de Nemours, Inc. ............................. United States 8,153 327,751
Eastman Chemical Co. ............................... United States 4,252 271,405

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Solstice Advanced Materials, Inc. ....................... United States 1,027 $ 49,892
649,048
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 1,617 304,109
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 26,988 2,078,886
Consumer Staples Distribution & Retail 2.3%
Casey's General Stores, Inc. ........................... United States 828 457,644
Kroger Co. (The) .................................... United States 9,959 622,238
Target Corp. ....................................... United States 5,521 539,678
Walmart, Inc. ...................................... United States 21,606 2,407,124
4,026,684
Containers & Packaging 0.2%
Amcor plc ......................................... United States 48,473 404,265
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 40,128 323,833
Graham Holdings Co. , B .............................. United States 228 250,481
574,314
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 52,121 345,041
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 47,869 1,189,066
Electric Utilities 2.6%
Constellation Energy Corp. ............................ United States 1,940 685,344
NextEra Energy, Inc. ................................. United States 10,084 809,543
NRG Energy, Inc. ................................... United States 10,193 1,623,133
PG&E Corp. ....................................... United States 85,597 1,375,544
4,493,564
Entertainment 1.7%
Electronic Arts, Inc. .................................. United States 2,835 579,276
a
Netflix, Inc. ........................................ United States 6,792 636,818
Universal Music Group NV ............................ Netherlands 24,180 630,369
Walt Disney Co. (The) ................................ United States 10,171 1,157,155
3,003,618
Financial Services 5.1%
Apollo Global Management, Inc. ........................ United States 11,697 1,693,258
a
Berkshire Hathaway, Inc. , B ............................ United States 6,291 3,162,171
Corebridge Financial, Inc. ............................. United States 19,099 576,217
Mastercard, Inc. , A .................................. United States 5,887 3,360,771
PayPal Holdings, Inc. ................................ United States 2,563 149,628
8,942,045
Food Products 0.1%
Hershey Co. (The) .................................. United States 1,465 266,601
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 7,400 1,711,768
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Co. ............................... United States 1,359 263,741

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a,c
Medline, Inc. , A ..................................... United States 795 $ 33,390
Medtronic plc ...................................... United States 6,272 602,488
a
Nyxoah SA ........................................ Belgium 3,804 17,498
917,117
Health Care Providers & Services 3.2%
CVS Health Corp. ................................... United States 7,990 634,086
a
Guardian Pharmacy Services, Inc. , A ..................... United States 15,255 459,023
HCA Healthcare, Inc. ................................. United States 797 372,087
Humana, Inc. ...................................... United States 1,312 336,043
McKesson Corp. .................................... United States 1,922 1,576,597
a
Tenet Healthcare Corp. ............................... United States 4,377 869,797
UnitedHealth Group, Inc. .............................. United States 3,867 1,276,535
5,524,168
Hotels, Restaurants & Leisure 2.2%
a
First Watch Restaurant Group, Inc. ...................... United States 8,245 124,335
Hilton Worldwide Holdings, Inc. ......................... United States 4,164 1,196,109
McDonald's Corp. ................................... United States 3,422 1,045,866
b
Vail Resorts, Inc. .................................... United States 2,267 301,058
a
Viking Holdings Ltd. ................................. United States 15,275 1,090,788
3,758,156
Household Durables 0.7%
PulteGroup, Inc. .................................... United States 10,534 1,235,217
Household Products 0.9%
Kimberly-Clark Corp. ................................. United States 3,506 353,720
Procter & Gamble Co. (The) ........................... United States 8,581 1,229,743
1,583,463
Industrial Conglomerates 0.4%
Honeywell International, Inc. ........................... United States 4,106 801,040
Insurance 0.8%
a
Arch Capital Group Ltd. ............................... United States 11,382 1,091,761
Assured Guaranty Ltd. ............................... United States 4,482 402,797
1,494,558
Interactive Media & Services 8.3%
Alphabet, Inc. , C .................................... United States 31,313 9,826,019
Meta Platforms, Inc. , A ............................... United States 7,559 4,989,620
14,815,639
IT Services 1.0%
a
Gartner, Inc. ....................................... United States 1,520 383,466
a
GoDaddy, Inc. , A .................................... United States 2,755 341,840
International Business Machines Corp. ................... United States 3,760 1,113,750
1,839,056
Life Sciences Tools & Services 0.7%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 1,171 354,801
Thermo Fisher Scientific, Inc. .......................... United States 1,413 818,763
1,173,564
Machinery 1.2%
Deere & Co. ....................................... United States 1,081 503,281
Otis Worldwide Corp. ................................ United States 17,286 1,509,932

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Snap-on, Inc. ...................................... United States 726 $ 250,180
2,263,393
Media 0.5%
a
Charter Communications, Inc. , A ........................ United States 2,105 439,419
New York Times Co. (The) , A ........................... United States 6,627 460,046
899,465
Metals & Mining 1.0%
Freeport-McMoRan, Inc. .............................. United States 18,774 953,531
Nucor Corp. ....................................... United States 5,323 868,235
1,821,766
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. .......................... United States 28,363 510,818
Office REITs 0.2%
BXP, Inc. .......................................... United States 1,073 72,406
Highwoods Properties, Inc. ............................ United States 11,230 289,959
362,365
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................. United States 20,796 716,630
ConocoPhillips ..................................... United States 12,183 1,140,451
Exxon Mobil Corp. ................................... United States 15,866 1,909,314
Permian Resources Corp. , A ........................... United States 34,716 487,065
4,253,460
Passenger Airlines 0.9%
b
Southwest Airlines Co. ............................... United States 37,726 1,559,216
Pharmaceuticals 3.6%
AstraZeneca plc , ADR ................................ United Kingdom 5,501 505,707
Eli Lilly & Co. ...................................... United States 2,629 2,825,334
Johnson & Johnson ................................. United States 7,599 1,572,613
Merck & Co., Inc. ................................... United States 11,893 1,251,857
Royalty Pharma plc , A ................................ United States 4,611 178,169
6,333,680
Real Estate Management & Development 1.2%
a
CBRE Group, Inc. , A ................................. United States 11,150 1,792,808
a
CoStar Group, Inc. .................................. United States 4,944 332,435
2,125,243
Semiconductors & Semiconductor Equipment 12.2%
a
Advanced Micro Devices, Inc. .......................... United States 825 176,682
Broadcom, Inc. ..................................... United States 13,788 4,772,027
a
Intel Corp. ......................................... United States 7,227 266,676
b
Lam Research Corp. ................................. United States 16,685 2,856,138
NVIDIA Corp. ...................................... United States 67,848 12,653,652
Qnity Electronics, Inc. ................................ United States 3,231 263,811
QUALCOMM, Inc. ................................... United States 5,505 941,630
21,930,616
Software 8.0%
a
Adobe, Inc. ........................................ United States 1,481 518,335
a
Fair Isaac Corp. .................................... United States 101 170,753
Microsoft Corp. ..................................... United States 22,261 10,765,865

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................... United States 5,548 $ 1,081,361
a
Palantir Technologies, Inc. , A ........................... United States 1,989 353,545
Salesforce, Inc. ..................................... United States 4,419 1,170,637
14,060,496
Specialized REITs 0.6%
b
Gaming and Leisure Properties, Inc. ..................... United States 24,699 1,103,798
Specialty Retail 1.5%
Best Buy Co., Inc. ................................... United States 7,283 487,451
a
Floor & Decor Holdings, Inc. , A ......................... United States 899 54,740
Home Depot, Inc. (The) ............................... United States 1,734 596,669
Lowe's Cos., Inc. .................................... United States 6,593 1,589,968
2,728,828
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. ........................................ United States 41,356 11,243,042
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 1,080 874,066
Total Common Stocks (Cost $ 72,289,234 ) ....................................
175,839,911
Management Investment Companies 1.4%
Capital Markets 1.4%
a,c
iShares Expanded Tech-Software Sector ETF .............. United States 11,007 1,163,330
c
State Street Industrial Select Sector SPDR ETF ............ United States 8,331 1,292,304
2,455,634
Total Management Investment Companies (Cost $ 1,740,563 ) ...................
2,455,634
Total Long Term Investments (Cost $ 74,029,797 ) ..............................
178,295,545
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Equity Options 0.0%
†
Lam Research Corp. , Counterparty GSCO , February Strike Price
$ 155.00 , Expires 2/20/26 ............................ 646,505 110,668,726 25,527
Total Options Purchased (Cost $ 25,527 ) ......................................
25,527
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
d
U.S. Treasury Bills , 3 .18% , 1/20/26 ...................... United States 75,000 74,867
Total U.S. Government and Agency Securities (Cost $ 74,850 ) ...................
74,867

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Note  7  regarding other derivative information.
See Abbreviations on page 26 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.0%
†
e,f
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 9,995 $ 9,995
Total Management Investment Companies (Cost $ 9,995 ) .......................
9,995
g
Investments from Cash Collateral Received for
Loaned Securities 1.3%
Money Market Funds 1.3%
e,f
Putnam Cash Collateral Pool, LLC , 4.044% ................ United States 2,267,600 2,267,600
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,267,600 ) ..........................................................
2,267,600
Total Short Term Investments (Cost $ 2,352,445 ) ...............................
2,352,462
a
Total Investments (Cost $ 76,407,769 ) 101.5% .................................
$180,673,534
Options Written (0.0) %
†
....................................................
(58,433)
Other Assets, less Liabilities (1.5) % .........................................
(2,710,501)
Net Assets 100.0% .........................................................
$177,904,600
a a a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Gaming and Leisure Properties, Inc. , Counterparty CITI , April
Strike Price $ 45.00 , Expires 4/17/26 .................... 111,150 4,967,294 (3,158)
Lam Research Corp. , Counterparty GSCO , February Strike Price
$ 195.00 , Expires 2/20/26 ............................ 813,345 139,228,397 (19,714)
Southwest Airlines Co. , Counterparty GSCO , March Strike Price
$ 42.50 , Expires 3/20/26 ............................. 497,548 20,563,638 (27,205)
Tesla, Inc. , Counterparty CITI , March Strike Price $ 560.00 ,
Expires 3/20/26 ................................... 379,680 170,749,690 (8,191)
Vail Resorts, Inc. , Counterparty JPHQ , April Strike Price $ 175.00 ,
Expires 4/17/26 ................................... 27,825 3,695,160 (165)
(58,433)
Total Options Written (Premiums received $ 61,607 ) ...........................
$ (58,433)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at year end.

Putnam Variable Trust
Schedule of Investments
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

c
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
d
The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.
h
See Note 1(d) regarding written options.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Core Equity
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $74,130,174
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,277,595
Value - Unaffiliated issuers (Includes securities loaned of $ 2,203,992 ) .................................. $178,395,939
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,277,595
Cash .................................................................................... 10,346
Receivables:
Investment securities sold ................................................................... 177,043
Capital shares sold ........................................................................ 58
Dividends ............................................................................... 115,439
Prepaid expenses .......................................................................... 51,731
Total assets .......................................................................... 181,028,151
Liabilities:
Payables:
Investment securities purchased .............................................................. 131,747
Capital shares redeemed ................................................................... 397,618
Management fees ......................................................................... 80,083
Administrative fees ........................................................................ 1,437
Distribution fees .......................................................................... 17,547
Transfer agent fees ........................................................................ 20,896
Trustees' fees and expenses ................................................................. 80,980
Options written, at value (premiums received $ 61,607 ) ............................................... 58,433
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,267,600
Accrued expenses and other liabilities ........................................................... 67,210
Total liabilities ......................................................................... 3,123,551
Net assets, at value ................................................................. $177,904,600
Net assets consist of:
Paid-in capital ............................................................................. $56,407,014
Total distributable earnings (losses) ............................................................. 121,497,586
Net assets, at value ................................................................. $177,904,600

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Core Equity
Fund
Class IA:
Net assets, at value ....................................................................... $97,094,186
Shares outstanding ........................................................................ 4,107,415
Net asset value and maximum offering price per share
a
............................................. $23.64
Class IB:
Net assets, at value ....................................................................... $80,810,414
Shares outstanding ........................................................................ 3,424,164
Net asset value and maximum offering price per share
a
............................................. $23.60
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Core Equity
Fund
Investment income:
Dividends: (net of foreign taxes of $2,271)
Unaffiliated issuers ........................................................................ $2,117,399
Non-controlled affiliates (Note 3 f ) ............................................................. 58,838
Interest:
Unaffiliated issuers ........................................................................ 4,327
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (89,547)
Non-controlled affiliates (Note 3 f ) ............................................................. 97,927
Total investment income ................................................................... 2,188,944
Expenses:
Management fees (Note 3 a ) ................................................................... 892,250
Administrative fees (Note 3 b ) .................................................................. 3,012
Distribution fees: (Note 3c )
Class IB ................................................................................ 197,964
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 61,583
Class IB ................................................................................ 56,234
Custodian fees (Note 4 ) ...................................................................... 6,958
Reports to shareholders fees .................................................................. 23,031
Professional fees ........................................................................... 64,502
Trustees' fees and expenses (Note 3 e ) ........................................................... 5,372
Other .................................................................................... 8,150
Total expenses ......................................................................... 1,319,056
Expense reductions (Note 4 ) ............................................................... (489)
Net expenses ......................................................................... 1,318,567
Net investment income ................................................................ 870,377
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 16,938,052
Written options ........................................................................... 240,363
Foreign currency transactions ................................................................ 172
Futures contracts ......................................................................... 56,438
Net realized gain (loss) .................................................................. 17,235,025
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,302,712
Translation of other assets and liabilities denominated in foreign currencies .............................. 1
Written options ........................................................................... 1,950
Net change in unrealized appreciation (depreciation) ............................................ 8,304,663
Net realized and unrealized gain (loss) ............................................................ 25,539,688
Net increase (decrease) in net assets resulting from operations .......................................... $26,410,065

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Core Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $870,377 $896,431
Net realized gain (loss) ................................................. 17,235,025 14,326,803
Net change in unrealized appreciation (depreciation) ........................... 8,304,663 23,912,620
Net increase (decrease) in net assets resulting from operations ................ 26,410,065 39,135,854
Distributions to shareholders:
Class IA ............................................................ (8,293,085) (5,623,692)
Class IB ............................................................ (7,259,726) (4,973,965)
Total distributions to shareholders .......................................... (15,552,811) (10,597,657)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,216,771 (3,476,489)
Class IB ............................................................ (4,358,943) (6,742,332)
Total capital share transactions ............................................ (3,142,172) (10,218,821)
Net increase (decrease) in net assets ................................... 7,715,082 18,319,376
Net assets:
Beginning of year ....................................................... 170,189,518 151,870,142
End of year ........................................................... $177,904,600 $170,189,518

Putnam Variable Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam VT Core Equity Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Core Equity Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $32,906.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 308,604 $7,078,830 224,406 $4,690,377
Shares issued in reinvestment of distributions .......... 434,193 8,293,085 285,322 5,623,692
Shares redeemed ............................... (653,082) (14,155,144) (666,928) (13,790,558)
Net increase (decrease) .......................... 89,715 $1,216,771 (157,200) $(3,476,489)
Class IB Shares:
Shares sold ................................... 216,360 $4,385,589 112,877 $2,338,781
Shares issued in reinvestment of distributions .......... 379,891 7,259,726 252,357 4,973,965
Shares redeemed ............................... (740,595) (16,004,258) (682,223) (14,055,078)
Net increase (decrease) .......................... (144,344) $(4,358,943) (316,989) $(6,742,332)
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.531% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.967% ...... $78,709 $24,410,168 $(24,478,882) $— $— $9,995 9,995 $58,838
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC , 4.044% ............. $1,652,595 $43,740,198 $(43,125,193) $— $— $2,267,600 2,267,600 $97,927
Total Affiliated Securities ... $1,731,304 $68,150,366 $(67,604,075) $— $— $2,277,595 $156,765
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$21,927,760 and $39,273,043, respectively.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,701,890 $1,214,454
Long term capital gain ...................................................... 13,850,921 878,191
$15,552,811 $2,092,645
Cost of investments .......................................................................... $77,234,262
Unrealized appreciation ........................................................................ $105,872,691
Unrealized depreciation ........................................................................ (2,491,852)
Net unrealized appreciation (depreciation) .......................................................... $103,380,839
Distributable earnings:
Undistributed ordinary income ................................................................... $1,480,683
Undistributed long term capital gains .............................................................. 16,647,638
Total distributable earnings ..................................................................... $18,128,321
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,267,600 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2025 , the effect of derivative contracts in the  Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts and options represented
$270,628 and $1,486,033, respectively.
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Core Equity Fund
Equity contracts ...........
Investments in securities, at value $ 25,527
a
Options written, at value $ 58,433
Total .................... $ 25,527 $ 58,433
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Core Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $1,974
a
Investments $—
a
Written options 240,363 Written options 1,950
Futures contracts 56,438 Futures contracts —
Total ....................... $298,775 $1,950
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
6. Investment Transactions
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 2,568,371 $ — $ — $ 2,568,371
Air Freight & Logistics ................... 725,327 — — 725,327

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Automobiles .......................... $ 4,549,729 $ — $ — $ 4,549,729
Banks ............................... 10,039,024 — — 10,039,024
Beverages ........................... 2,852,526 — — 2,852,526
Biotechnology ......................... 3,400,165 — — 3,400,165
Broadline Retail ....................... 7,275,834 — — 7,275,834
Building Products ...................... 187,449 — — 187,449
Capital Markets ........................ 11,040,247 — — 11,040,247
Chemicals ........................... 649,048 — — 649,048
Commercial Services & Supplies ........... 304,109 — — 304,109
Communications Equipment .............. 2,078,886 — — 2,078,886
Consumer Staples Distribution & Retail ...... 4,026,684 — — 4,026,684
Containers & Packaging ................. 404,265 — — 404,265
Diversified Consumer Services ............ 574,314 — — 574,314
Diversified REITs ...................... 345,041 — — 345,041
Diversified Telecommunication Services ..... 1,189,066 — — 1,189,066
Electric Utilities ........................ 4,493,564 — — 4,493,564
Entertainment ......................... 2,373,249 630,369 — 3,003,618
Financial Services ...................... 8,942,045 — — 8,942,045
Food Products ........................ 266,601 — — 266,601
Ground Transportation .................. 1,711,768 — — 1,711,768
Health Care Equipment & Supplies ......... 917,117 — — 917,117
Health Care Providers & Services .......... 5,524,168 — — 5,524,168
Hotels, Restaurants & Leisure ............. 3,758,156 — — 3,758,156
Household Durables .................... 1,235,217 — — 1,235,217
Household Products .................... 1,583,463 — — 1,583,463
Industrial Conglomerates ................ 801,040 — — 801,040
Insurance ............................ 1,494,558 — — 1,494,558
Interactive Media & Services .............. 14,815,639 — — 14,815,639
IT Services ........................... 1,839,056 — — 1,839,056
Life Sciences Tools & Services ............ 1,173,564 — — 1,173,564
Machinery ............................ 2,263,393 — — 2,263,393
Media ............................... 899,465 — — 899,465
Metals & Mining ....................... 1,821,766 — — 1,821,766
Mortgage Real Estate Investment Trusts
(REITs) ............................ 510,818 — — 510,818
Office REITs .......................... 362,365 — — 362,365
Oil, Gas & Consumable Fuels ............. 4,253,460 — — 4,253,460
Passenger Airlines ..................... 1,559,216 — — 1,559,216
Pharmaceuticals ....................... 6,333,680 — — 6,333,680
Real Estate Management & Development .... 2,125,243 — — 2,125,243
Semiconductors & Semiconductor Equipment . 21,930,616 — — 21,930,616
Software ............................. 14,060,496 — — 14,060,496
Specialized REITs ...................... 1,103,798 — — 1,103,798
Specialty Retail ........................ 2,728,828 — — 2,728,828
Technology Hardware, Storage & Peripherals . 11,243,042 — — 11,243,042
Trading Companies & Distributors .......... 874,066 — — 874,066
Management Investment Companies ......... 2,455,634 — — 2,455,634
Options Purchased ....................... — 25,527 — 25,527
Short Term Investments ................... 9,995 2,342,467 — 2,352,462
Total Investments in Securities ........... $177,675,171 $2,998,363
b
$— $180,673,534
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $58,433 $— $58,433
Total Other Financial Instruments ......... $— $58,433 $— $58,433
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $630,369, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
Counterparty
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
Core Equity Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31,
2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Core Equity Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $13,850,921
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,906,282
Section 163(j) Interest Earned §163(j) $28,155

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38973-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)	(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a)	(3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026